DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)					3 Months Ended		12 Months Ended
	Feb. 26, 2023 D	Jan. 05, 2023 USD ($) D $ / shares	Mar. 03, 2022 USD ($) $ / shares shares	Mar. 01, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Feb. 25, 2023 $ / shares shares	Dec. 31, 2021 $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit					$ 10.25		$ 10.25
Common shares, par value, (per share)					$ 0.0001		$ 0.0001		$ 0.0001
Aggregate purchase price | $						$ 25,000	$ 25,000
Condition for future business combination use of proceeds percentage					80		80
Condition For Future Business Combination Threshold Percentage Ownership					50		50
Condition For Future Business Combination Threshold Net Tangible Assets | $					$ 5,000,000		$ 5,000,000
Redemption limit percentage without prior consent					15		15
Transaction Costs | $					$ 805,000		$ 805,000
Redemption period upon closure					10 days		10 days
Maximum allowed dissolution expenses | $					$ 100,000		$ 100,000
Preferred stock, par value, (per share)					$ 0.0001		$ 0.0001		$ 0.0001
Dividend rate per annum		12.00%
Lock-Up Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Threshold Lock-Up Period					180 days
Amended and Restated Registration Rights Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Threshold maximum number of business days to file a resale shelf registration statement | D	20
Sponsor Forfeiture Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Threshold SPAC Closing Cash | $					$ 20,000,000
FGMC Preferred Stock | Maximum
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Conversion Price		$ 2
Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common shares, par value, (per share)		$ 0.0001
Condition For Future Business Combination Threshold Net Tangible Assets | $		$ 5,000,001
Business Combination Consideration, Pre-transaction equity value | $		$ 98,000,000
Merger Agreement | FGMC Preferred Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Preferred stock, par value, (per share)		$ 0.0001
Dividend rate per annum		12.00%
Number of business days after the anniversary of the original issuance, for payment of dividends | D		15
Period after the closing of the Business Combination, for conversion of preferred stock		24 months
Threshold percentage of stock price trigger		140.00%
Conversion Price		$ 10
Percentage above the simple average of the volume weighted average price, considered for conversion price reset		20.00%
Number of trading days considered for conversion price reset | D		20
Period after the later of (x) the date hereof or (y) the registration of the Common Stock considered for conversion price reset | D		12
Merger Agreement | iCoreConnect Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common shares, par value, (per share)		$ 0.001
Conversion Price		$ 10
Warrant share price at $15 | FGMC Preferred Stock | $15 Exercise Price Warrants Purchase Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Preferred stock, par value, (per share)					$ 0.0001
Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit					0.10		$ 0.10
Number of shares in a unit | shares							1
Exercise price of warrants					11.50		$ 11.50
Public Warrants expiration term				5 years
Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issuable per warrant | shares							0.75
Exercise price of warrants					11.50		$ 11.50
Private Placement Warrants | Warrant share price at $15
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit				$ 0.10	15.00		15.00
Exercise price of warrants				$ 15.00	15		15	$ 15
Price of warrant					$ 15.00		$ 15.00
Sale of private placement warrants (in shares) | shares				1,000,000	1,000,000		1,000,000
Public Warrants expiration term					10 years		10 years
Private Placement Warrants | Warrant share price at $15 | $15 Exercise Price Warrants Purchase Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants								$ 15.00
Private Placement Warrants | Warrant share price at $15 | FGMC Preferred Stock | $15 Exercise Price Warrants Purchase Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issuable per warrant | shares								1
Preferred stock, par value, (per share)								$ 0.0001
Private Placement Warrants | Warrant share price at $10
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants				$ 10.00
Sale of private placement warrants (in shares) | shares				55,000
Private Placement Warrants | Warrant share price at $11.50
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit				$ 1.00	$ 11.50		$ 11.50
Number of shares in a unit | shares							1
Exercise price of warrants				$ 11.50	11.50		$ 11.50
Price of warrant					$ 11.50		$ 11.50
Sale of private placement warrants (in shares) | shares				3,950,000	3,950,000		3,950,000
Public Warrants expiration term					5 years		5 years
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares				7,000,000	8,050,000		8,050,000
Purchase price per unit			$ 10.00	$ 10.00	$ 10		$ 10
Number of shares in a unit | shares				1
Number of warrants in a unit | shares			0.75
Number of shares issuable per warrant | shares				1	1		1
Exercise price of warrants				$ 11.50
Proceeds from issuance initial public offering | $			$ 80,500,000	$ 80,500,000
Investment of cash into Trust Account | $				$ 82,512,500
Period of initial business combination for closing of initial public offering					15 months		15 months
IPO | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price of warrant				$ 10.00
IPO | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit				$ 10.25
Private Placement | Warrant share price at $15
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants					$ 15	$ 15
Private Placement | Warrant share price at $10
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares					55,000
Purchase price per unit					$ 10
Private Placement | Private Placement Warrants | Warrant share price at $15
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants					15
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares			1,050,000	1,050,000
Purchase price per unit					11.50		$ 11.50
Common shares, par value, (per share)			$ 0.0001
Sponsor | Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants					$ 10.00		$ 10.00
Proceeds from sale of private placement | $					$ 4,600,000		$ 4,600,000
Sale of private placement warrants (in shares) | shares					55,000		55,000
Aggregate purchase price | $					$ 4,600,000		$ 4,600,000
Sponsor | Private Placement | Private Placement Warrants | Warrant share price at $15
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit					$ 0.10		$ 0.10
Exercise price of warrants					$ 15		$ 15
Sale of private placement warrants (in shares) | shares					1,000,000		1,000,000
Sponsor | Private Placement | Private Placement Warrants | Warrant share price at $11.50
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit					$ 1.00		$ 1.00
Exercise price of warrants					$ 11.50		$ 11.50
Sale of private placement warrants (in shares) | shares					3,950,000		3,950,000